Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information Line Items
Entity Registrant Name	Inspira Technologies Oxy B.H.N. Ltd.
Document Type	6-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001837493
Document Period End Date	Jun. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Entity File Number	001-40303